CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 57,049	$ 79,749
Short-term investments		3,143
Accounts receivable, net of allowances for doubtful accounts of $2,124 and $2,339, respectively	60,666	16,911
Inventories	26,388	17,139
Deferred costs	449	23,545
Prepaid and other current assets	6,776	14,227
Short-term restricted cash	8,827	12,099
Total current assets	160,155	166,813
Property, plant and equipment, net	1,258	1,714
Long-term investments	5,224	5,856
Long-term deferred costs		277
Long-term deferred tax assets	2,307	3,012
Long-term restricted cash	7,824	8,839
Other long-term assets	667	533
Total assets	177,435	187,044
Current liabilities:
Accounts payable	50,757	27,452
Income taxes payable	6,996	7,952
Customer advances	561	21,828
Deferred revenue	968	7,286
Other current liabilities	10,511	23,746
Total current liabilities	69,793	88,264
Long-term deferred revenue	2,979	4,135
Other long-term liabilities	2,497	3,653
Total liabilities	75,269	96,052
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,799 and 39,363 shares issued at December 31, 2018 and December 31, 2017, respectively; 35,318 and 35,506 shares outstanding at December 31, 2018 and December 31, 2017, respectively	123	122
Additional paid-in capital	1,264,160	1,263,006
Treasury stock, at cost: 4,481 and 3,857 shares at December 31, 2018 and December 31, 2017, respectively	(10,899)	(8,374)
Accumulated deficit	(1,212,790)	(1,226,173)
Accumulated other comprehensive income	61,572	62,411
Shareholders’ equity	102,166	90,992
Total liabilities and shareholders' equity	$ 177,435	$ 187,044